LONG-TERM DEBT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 430,000,000
Credit Facility Costs	0	6,139,000	0
2012 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		430,000,000
Maturity date		Oct. 31, 2017
Credit Facility Costs		6,139,000
Commitment fees and interest paid	9,700,000	2,900,000
Undrawn amount	180,000,000	180,000,000
2005 Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity		300,000,000
Commitment fees and interest paid			1,900,000
2005 Revised Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	500,000,000
Repayment obligation	$ 0
Term of Debt Instrument	5 years